Document And Entity Information	0 Months Ended
Dec. 24, 2013
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	Claymore Exchange-Traded Fund Trust
Central Index Key	0001364089
Amendment Flag	false
Document Creation Date	Dec. 24, 2013
Document Effective Date	Dec. 27, 2013
Prospectus Date	Dec. 27, 2013